Income taxes - Disclosure of income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ 117,232	$ 73,002
Federal investment tax credits	1,409	$ 1,158
Tax Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	3,294
Federal investment tax credits	30
Tax Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	2,341
Federal investment tax credits	50
Tax Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	1,777
Federal investment tax credits	280
Tax Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	7,224
Federal investment tax credits	184
Tax Year 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	5,546
Federal investment tax credits	75
Tax Year 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	13,036
Federal investment tax credits	131
Tax Year 2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	18,753
Federal investment tax credits	203
Tax Year 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	22,142
Federal investment tax credits	206
Tax Year 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	44,119
Federal investment tax credits	$ 250